Discontinued operations (Details) - EUR (€) € in Thousands	Jan. 04, 2021	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Purchase commitments		€ 369,937
Fee for service business, held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Total consideration	€ 37,100
Purchase commitments	€ 19,300
Purchase Commitments Term	4 years